UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-21861

AMERICAN CENTURY GROWTH FUNDS, INC.
(Exact name of registrant as specified in charter)

4500 MAIN STREET, KANSAS CITY, MISSOURI	64111
(Address of principal executive offices)	(Zip Code)

CHARLES A. ETHERINGTON, 4500 MAIN STREET KANSAS CITY, MISSOURI 64111
(Name and address of agent for service)

Registrant’s telephone number, including area code:	816-531-5575

Date of fiscal year end:	07-31

Date of reporting period:	10-31-2012

ITEM 1.  SCHEDULE OF INVESTMENTS.

American Century Investments®

Quarterly Portfolio Holdings

Legacy Focused Large Cap Fund

October 31, 2012

Legacy Focused Large Cap - Schedule of Investments
OCTOBER 31, 2012 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)

COMMON STOCKS — 99.1%

AEROSPACE AND DEFENSE — 5.7%
Lockheed Martin Corp.	2,892	270,894
United Technologies Corp.	1,926	150,536

		421,430

CAPITAL MARKETS — 2.2%
BlackRock, Inc.	862	163,504

COMMERCIAL SERVICES AND SUPPLIES — 3.4%
Waste Management, Inc.	7,788	254,979

COMMUNICATIONS EQUIPMENT — 2.3%
Cisco Systems, Inc.	9,929	170,183

COMPUTERS AND PERIPHERALS — 6.7%
Apple, Inc.	417	248,157
Dell, Inc.	26,568	245,222

		493,379

DIVERSIFIED TELECOMMUNICATION SERVICES — 2.1%
Nippon Telegraph & Telephone Corp. ADR	6,841	156,112

FOOD AND STAPLES RETAILING — 10.3%
CVS Caremark Corp.	5,546	257,334
Wal-Mart Stores, Inc.	2,808	210,656
Walgreen Co.	8,251	290,683

		758,673

HEALTH CARE PROVIDERS AND SERVICES — 13.3%
Aetna, Inc.	1,350	58,995
Cardinal Health, Inc.	6,285	258,502
McKesson Corp.	1,396	130,261
UnitedHealth Group, Inc.	4,750	266,000
WellPoint, Inc.	4,422	270,980

		984,738

HOUSEHOLD DURABLES — 2.6%
PulteGroup, Inc.(1)	10,881	188,677

INSURANCE — 2.4%
Marsh & McLennan Cos., Inc.	5,152	175,323

IT SERVICES — 4.7%
International Business Machines Corp.	1,779	346,069

METALS AND MINING — 3.4%
Barrick Gold Corp.	6,244	252,882

MULTI-UTILITIES — 2.6%
Consolidated Edison, Inc.	3,167	191,223

MULTILINE RETAIL — 7.0%
Macy's, Inc.	6,581	250,539
Target Corp.	4,199	267,686

		518,225

OIL, GAS AND CONSUMABLE FUELS — 13.6%
Apache Corp.	2,624	217,136
Chevron Corp.	2,213	243,895
Devon Energy Corp.	4,268	248,440
Enerplus Corp.	1,010	16,241
Exxon Mobil Corp.	3,086	281,350

		1,007,062

REAL ESTATE INVESTMENT TRUSTS (REITs) — 7.0%
CBL & Associates Properties, Inc.	11,717	262,109
Essex Property Trust, Inc.	1,693	253,950

		516,059

SEMICONDUCTORS AND SEMICONDUCTOR EQUIPMENT — 3.4%
Intel Corp.	11,548	249,726

SPECIALTY RETAIL — 1.0%
Ross Stores, Inc.	1,199	73,079

THRIFTS AND MORTGAGE FINANCE — 5.4%
Ocwen Financial Corp.(1)	10,407	401,398

TOTAL COMMON STOCKS (Cost $6,932,701)		7,322,721

TEMPORARY CASH INVESTMENTS — 0.9%

SSgA U.S. Government Money Market Fund (Cost $68,299)	68,299	68,299
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $7,001,000)		7,391,020

OTHER ASSETS AND LIABILITIES†		(1,428)

TOTAL NET ASSETS — 100.0%		$7,389,592

Notes to Schedule of Investments

ADR	-	American Depositary Receipt

†	Category is less than 0.05% of total net assets.
(1)	Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share as of the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are typically valued at the closing price on the exchange where primarily traded or as of the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices is used. Depending on local convention or regulation, securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. In its determination of fair value, the fund may review several factors including: market information specific to a security; news developments in U.S. and foreign markets; the performance of particular U.S. and foreign securities, indices, comparable securities, American Depositary Receipts, Exchange-Traded Funds, and other relevant market indicators.

Debt securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors, trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, and other relevant market information on the same or comparable securities.

Investments in open-end management investment companies are valued at the reported net asset value per share.

The value of investments initially expressed in foreign currencies is translated into U.S. dollars at prevailing exchange rates.

If the fund determines that the market price for a portfolio security is not readily available or the valuation methods mentioned above do not reflect a security’s fair value, such security is valued as determined in good faith by the Board of Directors or its designee, in accordance with procedures adopted by the Board of Directors. Circumstances that may cause the fund to use these procedures to value a security include, but are not limited to: a security has been declared in default; trading in a security has been halted during the trading day; there is a foreign market holiday and no trading occurred; or an event occurred between the close of a foreign exchange and the NYSE that may affect the value of a security.

2. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical securities;

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for similar securities, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.); or

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)

Investment Securities
Domestic Common Stocks	6,897,486	—	—
Foreign Common Stocks	425,235	—	—
Temporary Cash Investments	68,299	—	—
Total Value of Investment Securities	7,391,020	—	—

3. Federal Tax Information

As of October 31, 2012, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$7,038,523
Gross tax appreciation of investments	$501,949
Gross tax depreciation of investments	(149,452)
Net tax appreciation (depreciation) of investments	$352,497

The difference between book-basis and tax-basis cost and unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®

Quarterly Portfolio Holdings

Legacy Large Cap Fund

October 31, 2012

Legacy Large Cap - Schedule of Investments
OCTOBER 31, 2012 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)

COMMON STOCKS — 99.5%

AEROSPACE AND DEFENSE — 6.5%
Boeing Co. (The)	2,088	147,079
Lockheed Martin Corp.	1,555	145,657
Raytheon Co.	2,754	155,766

		448,502

AIR FREIGHT AND LOGISTICS — 2.2%
United Parcel Service, Inc., Class B	2,022	148,112

BIOTECHNOLOGY — 1.9%
Alexion Pharmaceuticals, Inc.(1)	1,471	132,949

COMPUTERS AND PERIPHERALS — 8.0%
Apple, Inc.	252	149,965
Dell, Inc.	14,777	136,392
Seagate Technology plc	4,872	133,103
Western Digital Corp.	3,739	127,986

		547,446

DIVERSIFIED TELECOMMUNICATION SERVICES — 0.8%
PT Telekomunikasi Indonesia Persero Tbk ADR	1,280	52,032

ELECTRICAL EQUIPMENT — 0.8%
ABB Ltd. ADR	2,949	53,259

ELECTRONIC EQUIPMENT, INSTRUMENTS AND COMPONENTS — 2.0%
TE Connectivity Ltd.	4,259	137,055

FOOD AND STAPLES RETAILING — 5.9%
Costco Wholesale Corp.	596	58,664
Wal-Mart Stores, Inc.	2,667	200,078
Walgreen Co.	4,263	150,186

		408,928

FOOD PRODUCTS — 4.0%
Campbell Soup Co.	1,975	69,658
General Mills, Inc.	2,706	108,457
Kellogg Co.	1,914	100,140

		278,255

HEALTH CARE PROVIDERS AND SERVICES — 8.1%
AmerisourceBergen Corp.	517	20,390
Cardinal Health, Inc.	3,530	145,189
McKesson Corp.	1,923	179,435
UnitedHealth Group, Inc.	2,744	153,664
WellPoint, Inc.	964	59,074

		557,752

HOTELS, RESTAURANTS AND LEISURE — 2.0%
McDonald's Corp.	1,553	134,800

HOUSEHOLD DURABLES — 2.0%
PulteGroup, Inc.(1)	7,970	138,200

IT SERVICES — 6.5%
Accenture plc, Class A	2,172	146,414
International Business Machines Corp.	943	183,442
MasterCard, Inc., Class A	249	114,772

		444,628

MACHINERY — 2.0%
Caterpillar, Inc.	1,646	139,597

MEDIA — 4.1%
DIRECTV(1)	3,062	156,499
Virgin Media, Inc.	3,811	124,772

		281,271

METALS AND MINING — 3.4%
AngloGold Ashanti Ltd. ADR	795	27,014
Barrick Gold Corp.	3,526	142,803
New Gold, Inc.(1)	5,365	62,932

		232,749

MULTILINE RETAIL — 3.2%
Dollar General Corp.(1)	1,438	69,915
Target Corp.	2,301	146,689

		216,604

OIL, GAS AND CONSUMABLE FUELS — 5.0%
Chevron Corp.	1,483	163,441
Kinder Morgan, Inc.	3,588	124,540
Valero Energy Corp.	1,850	53,835

		341,816

PHARMACEUTICALS — 2.9%
GlaxoSmithKline plc ADR	1,498	67,260
Novo Nordisk A/S ADR	834	133,682

		200,942

REAL ESTATE INVESTMENT TRUSTS (REITs) — 2.0%
Essex Property Trust, Inc.	934	140,100

SEMICONDUCTORS AND SEMICONDUCTOR EQUIPMENT — 4.3%
Intel Corp.	6,398	138,357
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	9,905	157,489

		295,846

SOFTWARE — 9.8%
Intuit, Inc.	2,309	137,201
Microsoft Corp.	4,927	140,592
NetSuite, Inc.(1)	2,159	137,118
Oracle Corp.	4,802	149,102
Ultimate Software Group, Inc.(1)	1,064	107,847

		671,860

SPECIALTY RETAIL — 4.3%
AutoZone, Inc.(1)	423	158,625
Ross Stores, Inc.	2,251	137,198

		295,823

THRIFTS AND MORTGAGE FINANCE — 3.2%
Ocwen Financial Corp.(1)	5,761	222,202

TOBACCO — 2.0%
Lorillard, Inc.	1,204	139,676

WIRELESS TELECOMMUNICATION SERVICES — 2.6%
Crown Castle International Corp.(1)	1,807	120,617
VimpelCom Ltd. ADR	5,237	57,712

		178,329

TOTAL COMMON STOCKS (Cost $6,240,239)		6,838,733

TEMPORARY CASH INVESTMENTS — 0.5%

SSgA U.S. Government Money Market Fund (Cost $34,289)	34,289	34,289
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $6,274,528)		6,873,022

OTHER ASSETS AND LIABILITIES†		3,407

TOTAL NET ASSETS — 100.0%		$6,876,429

Geographic Diversification
(as a % of net assets)

United States	82.4%
Ireland	4.1%
Canada	3.0%
Switzerland	2.8%
Taiwan (Republic of China)	2.3%
Denmark	1.9%
United Kingdom	1.0%
Netherlands	0.8%
Indonesia	0.8%
South Africa	0.4%
Cash and Equivalents*	0.5%

*	Includes temporary cash investments and other assets and liabilities.

Notes to Schedule of Investments

ADR	-	American Depositary Receipt

†	Category is less than 0.05% of total net assets.
(1)	Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share as of the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are typically valued at the closing price on the exchange where primarily traded or as of the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices is used. Depending on local convention or regulation, securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. In its determination of fair value, the fund may review several factors including: market information specific to a security; news developments in U.S. and foreign markets; the performance of particular U.S. and foreign securities, indices, comparable securities, American Depositary Receipts, Exchange-Traded Funds, and other relevant market indicators.

Debt securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors, trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, and other relevant market information on the same or comparable securities.

Investments in open-end management investment companies are valued at the reported net asset value per share.

The value of investments initially expressed in foreign currencies is translated into U.S. dollars at prevailing exchange rates.

If the fund determines that the market price for a portfolio security is not readily available or the valuation methods mentioned above do not reflect a security’s fair value, such security is valued as determined in good faith by the Board of Directors or its designee, in accordance with procedures adopted by the Board of Directors. Circumstances that may cause the fund to use these procedures to value a security include, but are not limited to: a security has been declared in default; trading in a security has been halted during the trading day; there is a foreign market holiday and no trading occurred; or an event occurred between the close of a foreign exchange and the NYSE that may affect the value of a security.

2. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical securities;

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for similar securities, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.); or

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)

Investment Securities
Domestic Common Stocks	5,667,978	—	—
Foreign Common Stocks	1,170,755	—	—
Temporary Cash Investments	34,289	—	—
Total Value of Investment Securities	6,873,022	—	—

3. Federal Tax Information

As of October 31, 2012, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$6,281,118
Gross tax appreciation of investments	$712,911
Gross tax depreciation of investments	(121,007)
Net tax appreciation (depreciation) of investments	$591,904

The difference between book-basis and tax-basis cost and unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®

Quarterly Portfolio Holdings

Legacy Multi Cap Fund

October 31, 2012

Legacy Multi Cap - Schedule of Investments
OCTOBER 31, 2012 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)

COMMON STOCKS — 98.9%

AEROSPACE AND DEFENSE — 3.1%
General Dynamics Corp.	1,368	93,134
L-3 Communications Holdings, Inc.	655	48,339
Lockheed Martin Corp.	1,190	111,467

		252,940

AIR FREIGHT AND LOGISTICS — 2.1%
CH Robinson Worldwide, Inc.	1,399	84,402
United Parcel Service, Inc., Class B	1,262	92,441

		176,843

AIRLINES — 1.0%
Alaska Air Group, Inc.(1)	2,069	79,119

BEVERAGES — 0.7%
Dr Pepper Snapple Group, Inc.	1,289	55,234

CAPITAL MARKETS — 0.4%
MCG Capital Corp.	7,102	33,095

CHEMICALS — 0.3%
CVR Partners LP	950	25,688

COMMERCIAL BANKS — 0.9%
Banco Macro SA ADR(1)	5,715	77,210

COMMERCIAL SERVICES AND SUPPLIES — 1.6%
Republic Services, Inc.	2,869	81,336
Stericycle, Inc.(1)	538	50,981

		132,317

COMMUNICATIONS EQUIPMENT — 2.5%
Cisco Systems, Inc.	5,011	85,889
Harris Corp.	2,608	119,394

		205,283

COMPUTERS AND PERIPHERALS — 2.1%
Apple, Inc.	149	88,670
Dell, Inc.	8,403	77,560
Hewlett-Packard Co.	770	10,664

		176,894

CONSUMER FINANCE — 0.3%
Credit Acceptance Corp.(1)	300	24,495

DIVERSIFIED FINANCIAL SERVICES — 0.6%
MarketAxess Holdings, Inc.	1,568	48,984

DIVERSIFIED TELECOMMUNICATION SERVICES — 0.1%
Neutral Tandem, Inc.	1,980	9,148

ELECTRIC UTILITIES — 1.3%
PPL Corp.	1,945	57,533
Xcel Energy, Inc.	1,688	47,686

		105,219

ELECTRICAL EQUIPMENT — 0.6%
Emerson Electric Co.	1,010	48,914

ELECTRONIC EQUIPMENT, INSTRUMENTS AND COMPONENTS — 0.7%
Ingram Micro, Inc. Class A(1)	4,019	61,089

FOOD AND STAPLES RETAILING — 7.7%
Costco Wholesale Corp.	811	79,827
CVS Caremark Corp.	1,409	65,378
Kroger Co. (The)	3,491	88,043
Safeway, Inc.	3,522	57,444
Wal-Mart Stores, Inc.	3,256	244,265
Walgreen Co.	2,863	100,863

		635,820

GAS UTILITIES — 0.8%
UGI Corp.	1,980	63,934

HEALTH CARE EQUIPMENT AND SUPPLIES — 2.4%
Becton, Dickinson and Co.	1,266	95,811
Medtronic, Inc.	2,554	106,195

		202,006

HEALTH CARE PROVIDERS AND SERVICES — 8.9%
AmerisourceBergen Corp.	2,461	97,062
Amsurg Corp.(1)	1,260	35,935
Cardinal Health, Inc.	2,319	95,381
DaVita, Inc.(1)	685	77,076
Humana, Inc.	1,152	85,559
McKesson Corp.	1,172	109,359
Tenet Healthcare Corp.(1)	1,831	43,212
UnitedHealth Group, Inc.	1,697	95,032
WellPoint, Inc.	1,587	97,251

		735,867

HOTELS, RESTAURANTS AND LEISURE — 1.2%
McDonald's Corp.	967	83,936
Multimedia Games Holding Co., Inc.(1)	1,117	17,760

		101,696

HOUSEHOLD DURABLES — 1.0%
PulteGroup, Inc.(1)	4,789	83,041

INSURANCE — 7.9%
ACE Ltd.	807	63,470
Aegon NV	8,433	47,056
Arch Capital Group Ltd.(1)	549	24,238
Cincinnati Financial Corp.	2,334	92,987
CNO Financial Group, Inc.	10,951	104,911
Marsh & McLennan Cos., Inc.	2,965	100,899
Navigators Group, Inc. (The)(1)	734	38,961
Progressive Corp. (The)	4,780	106,594
StanCorp Financial Group, Inc.	2,065	70,933

		650,049

INTERNET SOFTWARE AND SERVICES — 1.4%
SouFun Holdings Ltd. ADR	6,448	116,515

IT SERVICES — 3.0%
CACI International, Inc., Class A(1)	1,359	68,534
Computer Sciences Corp.	3,085	93,938
International Business Machines Corp.	448	87,150

		249,622

LEISURE EQUIPMENT AND PRODUCTS — 0.4%
Smith & Wesson Holding Corp.(1)	3,643	34,973

MACHINERY — 1.0%
Caterpillar, Inc.	1,018	86,337

MEDIA — 4.9%
Cablevision Systems Corp., Class A	5,255	91,542
Madison Square Garden Co. (The), Class A(1)	1,686	69,396
Time Warner Cable, Inc.	1,019	100,993
Valassis Communications, Inc.(1)	2,759	71,789
Virgin Media, Inc.	2,288	74,909

		408,629

METALS AND MINING — 3.3%
AngloGold Ashanti Ltd. ADR	1,757	59,703
Barrick Gold Corp.	2,453	99,347
Cliffs Natural Resources, Inc.	849	30,793
Newmont Mining Corp.	1,453	79,261

		269,104

MULTI-UTILITIES — 0.6%
Consolidated Edison, Inc.	805	48,606

MULTILINE RETAIL — 1.5%
Target Corp.	1,884	120,105

OIL, GAS AND CONSUMABLE FUELS — 11.6%
Apache Corp.	902	74,640
BreitBurn Energy Partners LP	4,656	93,865
Chevron Corp.	914	100,732
CNOOC Ltd. ADR	184	37,821
ConocoPhillips	730	42,231
Enerplus Corp.	2,990	48,079
Exxon Mobil Corp.	1,096	99,922
Kinder Morgan, Inc.	2,551	88,545
Occidental Petroleum Corp.	999	78,881
Plains All American Pipeline LP	2,412	109,457
Southwestern Energy Co.(1)	903	31,334
Valero Energy Corp.	2,830	82,353
Williams Partners LP	1,407	74,543

		962,403

PHARMACEUTICALS — 2.5%
Abbott Laboratories	515	33,743
AstraZeneca plc ADR	1,112	51,597
Eli Lilly & Co.	1,046	50,867
Perrigo Co.	610	70,156

		206,363

PROFESSIONAL SERVICES — 0.6%
Exponent, Inc.(1)	844	46,403

REAL ESTATE INVESTMENT TRUSTS (REITs) — 5.9%
Camden Property Trust	543	35,637
DuPont Fabros Technology, Inc.	3,414	73,264
Essex Property Trust, Inc.	330	49,500
Macerich Co. (The)	1,484	84,588
PS Business Parks, Inc.	772	49,508
Rayonier, Inc.	2,353	115,321
Regency Centers Corp.	1,747	83,891

		491,709

SEMICONDUCTORS AND SEMICONDUCTOR EQUIPMENT — 2.9%
Advanced Semiconductor Engineering, Inc. ADR	21,406	81,343
Intel Corp.	3,653	78,996
United Microelectronics Corp. ADR	43,163	81,146

		241,485

SOFTWARE — 3.0%
ANSYS, Inc.(1)	373	26,438
Giant Interactive Group, Inc. ADR	14,743	75,927
Microsoft Corp.	3,539	100,985
SolarWinds, Inc.(1)	941	47,605

		250,955

SPECIALTY RETAIL — 3.7%
Best Buy Co., Inc.	4,589	69,799
Childrens Place Retail Stores, Inc. (The)(1)	1,691	98,805
Genesco, Inc.(1)	1,035	59,305
Ross Stores, Inc.	1,337	81,490

		309,399

TEXTILES, APPAREL AND LUXURY GOODS — 0.5%
Skechers U.S.A., Inc. Class A(1)	2,381	39,525

THRIFTS AND MORTGAGE FINANCE — 1.9%
Ocwen Financial Corp.(1)	3,970	153,123

TOBACCO — 0.8%
Lorillard, Inc.	605	70,186

WIRELESS TELECOMMUNICATION SERVICES — 1.2%
China Mobile Ltd. ADR	1,793	99,314

TOTAL COMMON STOCKS (Cost $7,716,302)		8,189,641

TEMPORARY CASH INVESTMENTS — 1.3%

FHLB, Discount Notes, 0.05%, 11/1/12(2)	103,000	103,000
SSgA U.S. Government Money Market Fund	183	183

TOTAL TEMPORARY CASH INVESTMENTS (Cost $103,183)		103,183

TOTAL INVESTMENT SECURITIES — 100.2% (Cost $7,819,485)	8,292,824

OTHER ASSETS AND LIABILITIES — (0.2)%	(15,462)

TOTAL NET ASSETS — 100.0%	$8,277,362

Geographic Diversification
(as a % of net assets)

United States	87.3%
People's Republic of China	2.8%
Taiwan (Republic of China)	2.0%
Canada	1.8%
Hong Kong	1.2%
Argentina	0.9%
Switzerland	0.7%
South Africa	0.7%
United Kingdom	0.6%
Netherlands	0.6%
Bermuda	0.3%
Cash and Equivalents*	1.1%

*	Includes temporary cash investments and other assets and liabilities.

Notes to Schedule of Investments

ADR	-	American Depositary Receipt
FHLB	-	Federal Home Loan Bank

(1)	Non-income producing.
(2)	The rate indicated is the yield to maturity at purchase.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share as of the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are typically valued at the closing price on the exchange where primarily traded or as of the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices is used. Depending on local convention or regulation, securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. In its determination of fair value, the fund may review several factors including: market information specific to a security; news developments in U.S. and foreign markets; the performance of particular U.S. and foreign securities, indices, comparable securities, American Depositary Receipts, Exchange-Traded Funds, and other relevant market indicators.

Debt securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors, trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, and other relevant market information on the same or comparable securities.

Investments in open-end management investment companies are valued at the reported net asset value per share.

The value of investments initially expressed in foreign currencies is translated into U.S. dollars at prevailing exchange rates.

If the fund determines that the market price for a portfolio security is not readily available or the valuation methods mentioned above do not reflect a security’s fair value, such security is valued as determined in good faith by the Board of Directors or its designee, in accordance with procedures adopted by the Board of Directors. Circumstances that may cause the fund to use these procedures to value a security include, but are not limited to: a security has been declared in default; trading in a security has been halted during the trading day; there is a foreign market holiday and no trading occurred; or an event occurred between the close of a foreign exchange and the NYSE that may affect the value of a security.

2. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical securities;

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for similar securities, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.); or

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)

Investment Securities
Domestic Common Stocks	7,226,875	—	—
Foreign Common Stocks	962,766	—	—
Temporary Cash Investments	183	103,000	—
Total Value of Investment Securities	8,189,824	103,000	—

3. Federal Tax Information

As of October 31, 2012, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$7,846,007
Gross tax appreciation of investments	$678,257
Gross tax depreciation of investments	(231,440)
Net tax appreciation (depreciation) of investments	$446,817

The difference between book-basis and tax-basis cost and unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

ITEM 2.  CONTROLS AND PROCEDURES.

(a)
The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b)
There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.  EXHIBITS.

Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	AMERICAN CENTURY GROWTH FUNDS, INC.

By:	/s/ Jonathan S. Thomas
	Name:	Jonathan S. Thomas
	Title:	President

Date:	December 27, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jonathan S. Thomas
	Name:	Jonathan S. Thomas
	Title:	President
(principal executive officer)

Date:	December 27, 2012

By:	/s/ C. Jean Wade
	Name:	C. Jean Wade
	Title:	Vice President, Treasurer, and
Chief Financial Officer
(principal financial officer)

Date:	December 27, 2012